EQUITY (Details 1) - $ / shares	1 Months Ended				12 Months Ended
	Sep. 12, 2013	Jul. 08, 2013	Aug. 31, 2011	Jan. 31, 2011	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price	$ 3.38	$ 3.38	$ 4.80	$ 7.00
Number Of Options outstanding					556,134	416,784
Options outstanding, Weighted average remaining contractual life					4 years 4 months 24 days
Options outstanding, weighted average exercise price					$ 3.99	$ 4.02
Number Of Options exercisable					240,634
Options exercisable, weighted average exercise price					$ 1.54
Exercise Price 3.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 3.38
Number Of Options outstanding					214,734
Options outstanding, Weighted average remaining contractual life					1 year 8 months 1 day
Options outstanding, weighted average exercise price					$ 3.38
Number Of Options exercisable					206,234
Options exercisable, weighted average exercise price					$ 3.38
Exercise Price 0.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 0.75
Number Of Options outstanding					14,400
Options outstanding, Weighted average remaining contractual life					4 years 3 months 11 days
Options outstanding, weighted average exercise price					$ 0.75
Number Of Options exercisable					15,150
Options exercisable, weighted average exercise price					$ 0.75
Exercise Price 8.53 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 8.53
Number Of Options outstanding					77,000
Options outstanding, Weighted average remaining contractual life					5 years 1 month 28 days
Options outstanding, weighted average exercise price					$ 8.53
Number Of Options exercisable					19,250
Options exercisable, weighted average exercise price					$ 8.53
Exercise Price 5.94 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 5.94
Number Of Options outstanding					250,000
Options outstanding, Weighted average remaining contractual life					6 years 6 months 7 days
Options outstanding, weighted average exercise price					$ 5.94
Number Of Options exercisable					0
Options exercisable, weighted average exercise price					$ 0